Document and Entity Information	Jul. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2020
Entity Registrant Name	MSCI Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33812
Entity Tax Identification Number	13-4038723
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich Street, 49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	804-3990
Entity Information, Former Legal or Registered Name	NOT APPLICABLE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001408198
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MSCI
Security Exchange Name	NYSE